Details of Significant Accounts - Changes in liabilities from financing activities, schedule of changes in liabilities from financing activities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Changes in liabilities from financing activities
Balance at the beginning	$ 2,434
Changes in cash flow from financing activities	(239)
Change in fair value through profit and loss	(46)
Changes in other non-cash items – additions	82
Balance at the end	2,231
Financial liabilities at fair value through profit or loss
Changes in liabilities from financing activities
Balance at the beginning	1,566
Changes in cash flow from financing activities	0
Change in fair value through profit and loss	(46)
Changes in other non-cash items – additions	0
Balance at the end	1,520
Lease liabilities (including current portion)
Changes in liabilities from financing activities
Balance at the beginning	868
Changes in cash flow from financing activities	(239)
Change in fair value through profit and loss	0
Changes in other non-cash items – additions	82
Balance at the end	$ 711